S000001146 [Member] Expense Example - TCW METWEST LOW DURATION BOND FUND	Mar. 31, 2026 USD ($)
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	809
Class I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	4,983
Expense Example, with Redemption, 5 Years	7,663
Expense Example, with Redemption, 10 Years	10,161
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	243
Expense Example, with Redemption, 10 Years	552
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	10,419
Expense Example, with Redemption, 5 Years	10,419
Expense Example, with Redemption, 10 Years	$ 10,419